Related Party Balances (Details) - Related Party [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025 [1]
Related Party Transactions and Balances [Line Items]
Due from related parties	$ 987,230	$ 389,130
Due to related parties	$ 800	$ 800

[1]	Certain prior-period amounts have been reclassified for discontinued operations presentation, with corresponding explanation in Note 4